Schedule of Concentration Risk of Lease Rental Income (Detail) - Lease Rental Income - Customer Concentration Risk	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Customer A
Concentration Risk [Line Items]
Percentage of lease rental income	17.50%	15.60%	17.20%	14.60%
Customer B
Concentration Risk [Line Items]
Percentage of lease rental income	13.20%	12.90%	13.20%	13.30%